Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2025
Trade and other receivables
Trade and other receivables

	September 30,	December 31,
	2025	2024
	$'m	$'m

Non‑current
Accrued income and lease incentive	78.5	73.5
Other tax receivables	5.8	5.6
Payment in advance for property, plant and equipment	39.3	24.6
Withholding tax receivables(a)	14.3	14.9
Contingent consideration receivable(b)	2.8	2.4
	140.7	121.0
Current
Trade receivables	202.7	237.2
Less: impairment provisions	(21.0)	(16.3)
Net trade receivables(c)	181.7	220.9
Other receivables(d)	45.7	44.4
Prepaid land rent	1.6	0.8
Other prepaid expenses	8.3	14.5
Advance payments	20.2	10.9
Withholding tax receivables(a)	5.6	10.3
VAT receivables	9.6	10.0
Contingent consideration receivable(b)	—	1.6
	272.7	313.4
(a)	Withholding tax receivables are assessed for recoverability based on a five year cash flow projection and an analysis of the utilization of withholding tax balances in settlement of future income tax liabilities. Effective from January 1, 2025, revenue tax withheld by customers in Nigeria with respect to colocation and telecommunication tower services decreased from 10% to 2%. Following this change in regulation, previously impaired revenue withholding tax receivables are reassessed each period to identify which could be utilized in settlement of future tax liabilities which can result in the reversal of previously impaired revenue withholding tax receivables (see note 7).
(b)	Receivable on the I-Systems Soluções de Infraestrutura S.A. acquisition.
(c)	The fair value is equal to their carrying amount.
(d)	Included in other receivables are short-term fixed deposits which are not classified as cash and cash equivalents as these exceed the three month maturity period.